Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 454,613	$ 629,967
Recognized in net loss	(9,667)	(149,489)
Effect of foreign currency exchange differences	22,163	(25,865)
Ending Balance	467,109	454,613
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(335)	(16,447)
Recognized in net loss	2,065	16,112
Ending Balance	1,730	(335)
Other Deferred Income Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	6,709	6,159
Recognized in net loss	(1,005)	545
Effect of foreign currency exchange differences	18	5
Ending Balance	5,722	6,709
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(368,133)	(418,253)
Recognized in net loss	(30,660)	24,124
Effect of foreign currency exchange differences	(24,802)	25,996
Ending Balance	(423,595)	(368,133)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	3,352	4,215
Recognized in net loss	182	(863)
Ending Balance	3,534	3,352
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(7,935)	(18,270)
Recognized in net loss	1,325	9,651
Effect of foreign currency exchange differences	(239)	684
Ending Balance	(6,849)	(7,935)
Other Deferred Income Tax Assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(11,182)	(12,753)
Recognized in net loss	(139)	1,230
Effect of foreign currency exchange differences	(431)	341
Ending Balance	(11,752)	(11,182)
Net Deferred Income Tax Liability [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	77,089	174,618
Recognized in net loss	(37,899)	(98,690)
Effect of foreign currency exchange differences	(3,291)	1,161
Ending Balance	$ 35,899	$ 77,089